Goodwill and Other Intangible Assets - Narrative (Details) $ in Millions			3 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($)	Feb. 01, 2017 USD ($) reporting_unit	Jan. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)
Goodwill and Intangible Assets [Line Items]
Amortization expense for finite-lived intangible assets				$ 205.9	$ 204.7	$ 110.3
Weighted-average useful life of the finite-lived intangible assets				22 years
Estimated amortization expense for 2018	$ 206.2			$ 206.2
Estimated amortization expense for 2019	205.0			205.0
Estimated amortization expense for 2020	200.4			200.4
Estimated amortization expense for 2021	198.7			198.7
Estimated amortization expense for 2022	193.3			193.3
Number of reporting units | reporting_unit		7
Goodwill impairment		$ 0.0
Impairment charges				133.2	$ 0.0	$ 1.2
Crisco Trademark [Member]
Goodwill and Intangible Assets [Line Items]
Amortization expense for finite-lived intangible assets				$ 8.0
Customer and Contractual Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted-average useful life of the finite-lived intangible assets				23 years
Patents And Technology [Member]
Goodwill and Intangible Assets [Line Items]
Weighted-average useful life of the finite-lived intangible assets				14 years
Trademarks [Member]
Goodwill and Intangible Assets [Line Items]
Weighted-average useful life of the finite-lived intangible assets				16 years
Impaired Trademarks [Member]
Goodwill and Intangible Assets [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	$ 1,000.0			$ 1,000.0
U.S. Retail Pet Foods [Member]
Goodwill and Intangible Assets [Line Items]
Change in hypothetical expected long-term growth rate	5.00%
Change in weighted-average cost of capital	5.00%
U.S. Retail Pet Foods [Member] | Goodwill [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill impairment	$ 0.0		$ 0.0
U.S. Retail Pet Foods [Member] | Trademarks [Member]
Goodwill and Intangible Assets [Line Items]
Impairment charges	$ 52.8		$ 75.7